Schedule of investments
Macquarie Tax-Free Colorado Fund	November 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.28%
Education Revenue Bonds — 13.05%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	3,990,000	$ 4,603,383
Series C 4.00% 3/1/47	1,065,000	1,057,161
Colorado Educational & Cultural Facilities Authority Revenue
(Alexander Dawson School - Nevada Project) 5.00% 5/15/29	1,230,000	1,254,440
(Ascent Classical Academy Charter Schools) Series A 144A 5.80% 4/1/54 #	1,000,000	1,048,070
(Aspen View Academy Project)
4.00% 5/1/51	500,000	449,390
4.00% 5/1/61	1,250,000	1,084,450
(Charter School - Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	501,765
Series A 144A 5.25% 7/1/46 #	1,350,000	1,352,916
(Charter School Project) 5.00% 7/15/37	1,150,000	1,151,403
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	1,000,000	1,003,030
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	950,000	873,639
144A 5.00% 12/1/55 #	1,000,000	901,370
(Golden View Classical Academy Project) 4.00% 1/1/52	1,115,000	980,888
(Liberty Common Charter School Project) Series A 5.00% 1/15/39	1,000,000	1,000,240
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	420,000	420,210
5.00% 12/1/42	540,000	540,081
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	1,750,000	1,770,475
144A 5.00% 7/1/46 #	500,000	501,895
(Pinnacle Charter School Project) 5.00% 6/1/26	475,000	478,810
(Science Technology Engineering and Math School Project)
5.00% 11/1/44	890,000	890,080
5.00% 11/1/54	1,500,000	1,495,335
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	403,996
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Schedule of investments
Macquarie Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(University of Denver Project)
Series A 4.00% 3/1/36	550,000	$ 555,115
(University of Lab Charter School) 144A 5.00% 12/15/45 #	1,500,000	1,504,305
(Vail Mountain School Project) 5.00% 5/1/31	1,000,000	1,013,260
Colorado School of Mines Revenue
Series A 4.00% 12/1/49	1,500,000	1,517,175
Series A 5.00% 12/1/54	1,000,000	1,077,560
University of Colorado Revenue
(University Enterprise Refunding Revenue) Series C-4 4.00% 6/1/51	2,000,000	1,983,240
		31,413,682
Electric Revenue Bonds — 6.60%
Colorado Springs Utilities System Refunding Revenue
Series A 4.00% 11/15/50	2,035,000	2,034,146
Series B 5.25% 11/15/52	2,000,000	2,207,900
Colorado Springs Utilities System Revenue
Series A 5.00% 11/15/49	1,200,000	1,330,476
Series A 5.25% 11/15/54	3,000,000	3,362,940
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,640,000	1,807,411
Loveland, Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	1,000,000	1,050,120
Platte River, Colorado Power Authority Revenue
Series JJ 5.00% 6/1/27	1,000,000	1,032,850
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	89,250
Series AAA 5.25% 7/1/25 ‡	95,000	49,875
Series CCC 5.25% 7/1/27 ‡	705,000	370,125
Series WW 5.00% 7/1/28 ‡	660,000	346,500
Series WW 5.25% 7/1/33 ‡	210,000	110,250
Series WW 5.50% 7/1/17 ‡	460,000	241,500
Series WW 5.50% 7/1/19 ‡	360,000	189,000
Series XX 4.75% 7/1/26 ‡	105,000	55,125
Series XX 5.25% 7/1/40 ‡	1,840,000	966,000
Series XX 5.75% 7/1/36 ‡	365,000	191,625
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 4.75% 7/1/27 ‡	85,000	$ 44,625
Series ZZ 5.00% 7/1/19 ‡	620,000	325,500
Series ZZ 5.25% 7/1/25 ‡	140,000	73,500
		15,878,718
Healthcare Revenue Bonds — 21.14%
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	1,500,000	981,885
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	6,325,000	5,063,415
Series A 4.00% 11/15/43	2,290,000	2,272,619
Series A 4.00% 11/15/50	6,015,000	5,795,874
(American Baptist)
7.625% 8/1/33	150,000	114,999
8.00% 8/1/43	1,000,000	670,420
(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,212,920
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	2,220,000	1,554,000
(CommonSpirit Health)
Series A 5.00% 12/1/39	1,500,000	1,683,015
Series A 5.25% 12/1/54	2,000,000	2,195,940
Series A-1 4.00% 8/1/37	1,130,000	1,130,226
Series A-1 4.00% 8/1/38	120,000	119,884
Series A-2 4.00% 8/1/49 (BAM)	3,670,000	3,520,264
Series A-2 5.00% 8/1/37	1,500,000	1,591,935
(Covenant Living Communities and Services) Series A 4.00% 12/1/40	1,250,000	1,229,037
(Covenant Retirement Communities, Inc.) Series A 5.00% 12/1/35	1,000,000	1,001,950
(Craig Hospital Project) Series A 5.00% 12/1/47	1,830,000	1,956,325
(Frasier Project) Series A 4.00% 5/15/48	1,000,000	888,100
(Intermountain Health) Series A 5.00% 5/15/54	1,000,000	1,067,980
(Intermountain Healthcare)
Series A 5.00% 5/15/47	1,380,000	1,491,435
Series A 5.00% 5/15/52	1,195,000	1,281,781
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	2,000,000	2,001,620
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Schedule of investments
Macquarie Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(National Jewish Health Project) 5.00% 1/1/27	300,000	$ 300,069
(Sanford) Series A 5.00% 11/1/44	3,410,000	3,604,472
(SCL Health System) Series A 4.00% 1/1/37	3,470,000	3,546,618
(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	935,000	631,639
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,015,630
(Valley View Hospital Association Project) Series A 4.00% 5/15/35	685,000	690,617
Denver, Colorado Health & Hospital Authority Revenue
Series A 4.00% 12/1/39	1,000,000	971,420
Series A 4.00% 12/1/40	250,000	241,827
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/39	75,000	71,253
		50,899,169
Housing Revenue Bonds — 1.80%
Colorado Housing and Finance Authority Revenue
Multi-Family
Series A-1 4.80% 10/1/59	1,000,000	1,024,200
Series C-1 4.70% 10/1/59	750,000	760,260
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) Series A 4.50% 7/1/41	2,500,000	2,557,850
		4,342,310
Industrial Development Revenue/Pollution ControlRevenue Bonds — 3.71%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	52,100,000	3,488,616
City & County of Denver, Colorado Special Facilities Airport Revenue
(United Airlines, Inc. Project) 5.00% 10/1/32 (AMT)	215,000	215,060
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	$ 5,220,020
		8,923,696
Lease Revenue Bonds — 2.09%
Colorado Higher Education Lease Purchase Financing Program Revenue
4.00% 9/1/41	1,000,000	1,010,710
Colorado State Department of Transportation Certificates of Participation Revenue
5.00% 6/15/34	660,000	676,388
5.00% 6/15/36	1,055,000	1,078,653
Denver, Colorado Health & Hospital Authority Revenue
(550 Acoma, Inc.) 4.00% 12/1/38	750,000	730,477
State of Colorado Revenue
4.00% 3/15/37	1,500,000	1,530,825
		5,027,053
Local General Obligation Bonds — 8.73%
Adams & Weld Counties, Colorado School District No. 27J Brighton
4.00% 12/1/46	1,370,000	1,381,179
Beacon Point, Colorado Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,149,052
Canyons Metropolitan District No. 5
Series A 5.25% 12/1/59 (BAM)	2,000,000	2,192,260
City & County of Broomfield, Colorado Adams & Weld Counties School District No. 27J
Series A 5.00% 12/1/48	1,000,000	1,107,230
City & County of Broomfield, Colorado Baseline Metropolitan District No. 1
Series A 4.00% 12/1/46 (AGC)	500,000	487,440
Denver City & County, Colorado School District No. 1
Series A 5.00% 12/1/45	5,000,000	5,483,550
El Paso County School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,067,090
Grand River, Colorado Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,050,020
Jefferson County, Colorado School District No. R-1
5.25% 12/15/24	1,250,000	1,250,813
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Schedule of investments
Macquarie Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Prairie Center Metropolitan District No. 3
Series B 5.875% 12/15/46	1,000,000	$ 1,089,720
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	2,000,000	1,635,580
Weld County, Colorado School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,045,710
Weld County, Colorado School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,077,700
		21,017,344
Pre-Refunded Bonds — 2.17%
Colorado Educational & Cultural Facilities Authority Revenue
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45-25 #, §	1,300,000	1,307,384
Colorado Health Facilities Authority Revenue
(NCMC Project) 4.00% 5/15/32-26 §	2,000,000	2,027,900
(Parkview Medical Center, Inc. Project) Series A 4.00% 9/1/50-30 §	1,750,000	1,884,313
		5,219,597
Special Tax Revenue Bonds — 20.15%
Aerotropolis Regional Transportation Authority Revenue
144A 5.50% 12/1/44 #	1,500,000	1,526,040
Arapahoe County, Riverpark Metropolitan District Revenue
6.00% 12/1/42	745,000	769,712
6.375% 12/1/54	1,250,000	1,298,950
City & County of Denver, Colorado Dedicated Excise Tax Revenue
Series A 4.00% 8/1/51	1,000,000	995,920
City of Grand Junction, Colorado General Fund Revenue
5.00% 3/1/49	2,570,000	2,792,793
Colorado Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	694,897
Series A 5.00% 11/1/31	1,495,000	1,549,134
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	377,276	240,985
3.311% 11/1/43 •	4,464,320	2,762,298
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Commonwealth of Puerto Rico Revenue
(Subordinate) 3.799% 11/1/51 •	1,245,743	$ 666,472
Denver, Colorado Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,692,505
Fountain Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	1,337,999
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	6,685,397	6,534,976
Lincoln Park Metropolitan District Douglas County, Colorado Revenue
5.00% 12/1/46 (AGM)	1,000,000	1,034,310
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	450,000	472,568
Plaza Metropolitan District No. 1, Colorado Revenue
144A 5.00% 12/1/40 #	1,265,000	1,265,101
Prairie Center Metropolitan District No. 3, Colorado Revenue
Series A 144A 5.00% 12/15/41 #	1,000,000	1,008,880
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.696% 7/1/46 ^	10,000,000	3,387,800
Series A-1 6.142% 7/1/51 ^	17,857,000	4,435,143
(Restructured)
Series A-1 4.75% 7/1/53	3,986,000	3,989,747
Series A-1 5.00% 7/1/58	2,910,000	2,923,124
Series A-2 4.536% 7/1/53	3,000,000	2,960,190
Southlands Metropolitan District No. 1, Colorado Revenue
Series A-1 5.00% 12/1/37	500,000	505,265
Series A-1 5.00% 12/1/47	300,000	301,626
Sterling Ranch Community Authority Board Revenue
(Senior) Series A 6.50% 12/1/54	1,000,000	1,053,240
Thornton, Colorado Development Authority Revenue
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	485,528
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Schedule of investments
Macquarie Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Thornton, Colorado Development Authority Revenue
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/36	810,000	$ 810,875
		48,496,078
State General Obligation Bonds — 0.93%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/41	1,422,839	1,370,934
Series A-1 4.00% 7/1/46	900,000	858,438
		2,229,372
Transportation Revenue Bonds — 11.23%
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 11/15/41 (AMT)	710,000	710,234
Series A 4.00% 12/1/43 (AMT)	4,445,000	4,404,106
Series A 4.00% 12/1/48 (AMT)	400,000	387,588
Series A 5.00% 11/15/30 (AMT)	1,500,000	1,562,100
Series A 5.00% 11/15/47 (AMT)	1,000,000	1,058,910
Series A 5.25% 12/1/43 (AMT)	2,000,000	2,081,760
Colorado Bridge & Tunnel Enterprise Revenue
(Senior Infrastructure) Series A 5.25% 12/1/49 (AGM)	2,000,000	2,233,200
Colorado High Performance Transportation Enterprise Revenue
5.00% 12/31/51	2,990,000	2,990,329
(C-470 Express Lanes) 5.00% 12/31/56	1,250,000	1,250,100
(U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	2,140,000	2,141,947
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project)
Series A 3.00% 7/15/37	1,025,000	927,174
Series A 4.00% 7/15/34	1,100,000	1,120,526
Series A 4.00% 7/15/38	700,000	704,130
Series A 4.00% 7/15/39	1,500,000	1,511,580
Series A 4.00% 7/15/40	2,815,000	2,819,983
Series A 5.00% 7/15/32	1,045,000	1,131,881
		27,035,548
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 5.68%
Arapahoe County of Colorado Water & Wastewater Authority Revenue
4.00% 12/1/36	3,000,000	$ 3,085,710
City & County of Denver, Colorado Board of Water Commissioners Revenue
Series A 5.00% 12/15/52	1,500,000	1,635,675
Series A 5.00% 9/15/54	900,000	989,073
Douglas County, Colorado Centennial Water & Sanitation District Revenue
4.00% 12/1/38	500,000	510,770
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/44	885,000	954,021
Johnstown, Colorado Wastewater Revenue
4.00% 12/1/51 (AGM)	2,875,000	2,832,622
Metro Wastewater Reclamation District, Colorado Revenue
Series A 3.00% 4/1/38	1,620,000	1,509,484
Town of Gypsum, Colorado Sewer Enterprise Revenue
5.00% 12/1/54 (AGC)	2,000,000	2,166,920
		13,684,275
Total Municipal Bonds (cost $235,168,260)		234,166,842

Short-Term Investments — 1.89%
Variable Rate Demand Notes — 1.89%¤
Colorado Health Facilities Authority Revenue
(Intermountain Health) Series E 2.00% 5/15/64	1,400,000	1,400,000
University of Colorado Hospital Authority
2.00% 11/15/39 (SPA - TD Bank N.A.)	3,140,000	3,140,000
Total Short-Term Investments (cost $4,540,000)		4,540,000
Total Value of Securities—99.17% (cost $239,708,260)		238,706,842

Receivables and Other Assets Net of Liabilities—0.83%		2,009,855
Net Assets Applicable to 22,797,833 Shares Outstanding—100.00%		$240,716,697
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
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Schedule of investments
Macquarie Tax-Free Colorado Fund   (Unaudited)
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2024, the aggregate value of Rule 144A securities was $15,747,479, which represents 6.54% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2024.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
10    NQ- V8 [1124] 0125 (4133305)